BUSINESS ACQUISITIONS - LaderaTech Pro Forma Actual (Details) - LaderaTech, Inc $ in Thousands	8 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Net sales	$ 609
Net loss	$ (343)